Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2022
Commitments and Contingencies [Abstract]
Future Minimum Purchase Commitments	As of December 31, 2022, future minimum purchase commitments, by calendar year, are as follows:

2023	$149,858
2024	35,060
$184,918